Condensed Consolidated Statement of Stockholders Equity (Unaudited) - USD ($)	Total	Common stock	Additional paid-in capital	Retained earnings deficit	Accumulated other comprehensive profit (loss)	Shares to be issued
Balance, shares at May. 31, 2023		72,579,000
Balance, amount at May. 31, 2023	$ 2,265,219	$ 72,579	$ 2,638,532	$ (2,192,106)	$ (3,786)	$ 1,750,000
Shares to be issued for investment	375,000					375,000
Issuance of shares for cash and warrants, net, shares		6,895,750
Issuance of shares for cash and warrants, net, amount	4,325,724	$ 6,897	4,318,827	0	0	0
Issuance of shares as compensation, shares		2,500,000
Net income (loss)	2,744,583
Issuance of share upon convertible loan, shares		200,000
Foreign currency translation	11,383
Issuance of share upon convertible loan, amount	100,000	$ 200	99,800	0	0	0
Offering expenses	(3,833)		(3,833)
Write off investment in Silviculture	(1,500,000)					(1,500,000)
Net income (loss)	(2,744,583)	0	0	(2,744,583)		0
Foreign currency translation	10,730	0	0	(653)	11,383	0
Balance, amount at May. 31, 2024	2,828,257	$ 82,176	7,675,826	(4,937,342)	7,597	0
Balance, shares at May. 31, 2024		82,174,750
Issuance of shares for cash, shares		1,238,887
Issuance of shares for cash, amount	1,092,500	$ 1,239	1,091,261
Net income (loss)	(804,766)			(804,766)
Foreign currency translation	33,381				33,381
Balance, amount at Aug. 31, 2024	3,149,372	$ 83,415	8,767,087	(5,742,108)	40,978
Balance, shares at Aug. 31, 2024		83,413,637
Balance, shares at May. 31, 2024		82,174,750
Balance, amount at May. 31, 2024	2,828,257	$ 82,176	7,675,826	(4,937,342)	7,597	0
Net income (loss)	(1,966,321)
Foreign currency translation	(91,958)
Net income (loss)	(1,966,321)
Balance, amount at Nov. 30, 2024	2,291,210	$ 83,571	9,195,663	(6,903,663)	(84,361)
Balance, shares at Nov. 30, 2024		83,569,408
Balance, shares at May. 31, 2024		82,174,750
Balance, amount at May. 31, 2024	2,828,257	$ 82,176	7,675,826	(4,937,342)	7,597	0
Issuance of shares for cash, shares		1,926,742
Issuance of shares for cash, amount	1,709,438	$ 1,927	1,707,511
Issuance of shares as compensation, shares		288,590
Net income (loss)	7,053,492
Issuance of share upon convertible loan, shares		407,471
Foreign currency translation	(30,971)
Issuance of share upon convertible loan, amount	549,911	$ 407	549,504
Offering expenses	(2,662)		(2,662)
Net income (loss)	(7,053,492)			(7,053,492)	0
Foreign currency translation	(30,971)			0	(30,971)
Option compensation expense	472,219		472,219
Issuance of shares for warrants, shares		7,429
Issuance of shares for warrants, amount	0	$ 7	(7)
Cancelled shares, share		(2,812,125)
Cancelled shares, amount	0	$ (2,812)	2,812
Balance, amount at May. 31, 2025	(1,369,973)	$ 81,994	10,563,141	(11,990,834)	(23,374)	0
Balance, shares at May. 31, 2025		81,992,857
Balance, shares at Aug. 31, 2024		83,413,637
Balance, amount at Aug. 31, 2024	3,149,372	$ 83,415	8,767,087	(5,742,108)	40,978
Issuance of shares for cash, shares		155,771
Issuance of shares for cash, amount	138,469	$ 156	138,313
Net income (loss)	(1,161,555)			(1,161,555)
Foreign currency translation	(125,339)				(125,339)
Net income (loss)	(1,161,555)
Option compensation expense	290,263		290,263
Balance, amount at Nov. 30, 2024	2,291,210	$ 83,571	9,195,663	(6,903,663)	(84,361)
Balance, shares at Nov. 30, 2024		83,569,408
Balance, shares at May. 31, 2025		81,992,857
Balance, amount at May. 31, 2025	(1,369,973)	$ 81,994	10,563,141	(11,990,834)	(23,374)	0
Issuance of shares as compensation, shares		110,000
Net income (loss)	(2,596,234)			(2,596,234)
Issuance of share upon convertible loan, shares		4,870,291
Foreign currency translation	148,311				148,311
Issuance of share upon convertible loan, amount	2,284,148	$ 4,870	2,279,278
Option compensation expense	92,309		92,309
Issuance of shares as compensation, amount	95,000	110	94,890
Balance, amount at Aug. 31, 2025	(1,345,539)	$ 86,974	13,029,618	(14,587,068)	124,937
Balance, shares at Aug. 31, 2025		86,973,148
Balance, shares at May. 31, 2025		81,992,857
Balance, amount at May. 31, 2025	$ (1,369,973)	$ 81,994	10,563,141	(11,990,834)	(23,374)	$ 0
Issuance of shares as compensation, shares	454,661
Net income (loss)	$ (4,044,012)
Foreign currency translation	136,605
Net income (loss)	(4,044,012)
Balance, amount at Nov. 30, 2025	(2,369,680)	$ 87,537	13,508,105	(16,034,844)	113,231
Balance, shares at Nov. 30, 2025		87,535,809
Balance, shares at Aug. 31, 2025		86,973,148
Balance, amount at Aug. 31, 2025	(1,345,539)	$ 86,974	13,029,618	(14,587,068)	124,937
Issuance of shares for cash, shares		130,000
Issuance of shares for cash, amount	117,000	$ 130	116,870
Issuance of shares as compensation, shares		344,661
Net income (loss)	(1,447,776)			(1,491,485)
Foreign currency translation	(11,706)				(11,706)
Net income (loss)	(1,447,776)
Option compensation expense	104,433		104,433
Issuance of shares as compensation, amount	203,577	$ 345	203,232
Issuance of commitment shares, shares		88,000
Issuance of commitment shares, amount	54,040	$ 88	53,952
Balance, amount at Nov. 30, 2025	$ (2,369,680)	$ 87,537	$ 13,508,105	$ (16,034,844)	$ 113,231
Balance, shares at Nov. 30, 2025		87,535,809